Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) (USD $)	0 Months Ended							9 Months Ended
	Oct. 22, 2013	May 27, 2013	Jul. 01, 2012	Dec. 19, 2011	Oct. 08, 2011	Aug. 01, 2011	May 06, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 11.64	$ 4.58	$ 3.70	$ 3.68	$ 3.68	$ 3.44	$ 3.69	$ 3.76	$ 2.65	$ 2.38
Risk-free interest rates	2.60%	2.07%	1.73%	1.89%	2.14%	2.90%	3.27%
Expected exercise multiple	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2
Expected volatility	53.70%	55.49%	60.40%	60.80%	60.70%	60.50%	61.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average fair value per option granted		$ 3.03	$ 2.36	$ 2.41	$ 2.37	$ 2.18	$ 2.40	$ 34.57
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted	$ 9.63
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted	$ 9.69